Note 32 - Capital Base and Capital Management Corporate operations (Details)	12 Months Ended
Dec. 31, 2018
Percentage of voting equity intetrest acquired line items
Total phased in capital ratio	TIER1 phased-in ratio stood at 13.2% as of December 31, 2018. During the year the Group has computed two new issuances of contingent convertible bonds (CoCos) as TIER1 instruments for US$1,000 million and €1,000 million, respectively. In addition, the Group has no longer includes a US$1,500 million issuance which was early redeemed in May 2018 and announced in January 2019 its intention to exercise the early redemption of an issuance of €1,500 million. The net effect on TIER1 phased-in ratio was -15 bps. Regarding TIER2 ratio, in the third quarter the Group has received authorization from the supervisor to include a subordinated issuance of US$300 million and no longer includes BBVA Chile subordinated instruments. As result of the above mentioned effects, the total capital phased-in ratio stood at 15.7%.
cet 1 ratio in bbva sa	As of December 31, 2018 Common Equity Tier 1 (CET1) phased-in ratio stood at 11.6% (in terms of fully loaded, CET1 stood at 11.3%)